Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Benefit Plans

19. Retirement Benefit Plans

The Company has a 401(k) profit sharing plan covering substantially all employees. Employees may contribute amounts subject to certain IRS and plan limitations. The Company may make discretionary matching and non-elective contributions, subject to certain limitations. During the six months ended June 30, 2013, the Company contributed $526 to the 401(k) profit sharing plan.

O. EMPLOYEE BENEFIT PLANS

Profit Sharing Plan

The Company has a 401(k) profit sharing plan covering substantially all employees. Employees may contribute amounts subject to certain IRS and plan limitations. The Company may make discretionary matching and non-elective contributions. For the years ended December 31, 2012 and 2011, the Company contributed $384,392 and $163,085, respectively, to the Plan.